Note 7 - Notes Payable and Credit Agreements (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
	Spire	Spire		Spire
	(Parent Only)	Missouri		Alabama	Spire
	CP	Term	Spire	Spire	Consol-
	Program	Loan	Note	Note	idated
Year Ended September 30, 2022
Highest borrowings outstanding	$1,079.0	$250.0	$456.6	$265.2	$1,079.0
Lowest borrowings outstanding	408.0	—	43.2	38.4	462.5
Weighted average borrowings	636.2	113.0	244.9	152.6	749.2
Weighted average interest rate	1.2%	0.8%	0.4%	0.5%	1.1%
As of September 30, 2022
Borrowings outstanding	$1,037.5	$—	$445.3	$260.9	$1,037.5
Weighted average interest rate	3.3%	0.0%	3.3%	3.3%	3.3%
As of September 30, 2021
Borrowings outstanding	$422.0	$250.0	$240.9	$49.0	$672.0
Weighted average interest rate	0.2%	0.7%	0.2%	0.2%	0.4%